Business Combination (Pro Forma Information For Business Acquisition) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Pro Forma Information [Abstract]
Revenue	$ 2,248,148	$ 1,959,686
Net income from continuing operations	$ 138,790	$ 93,651
Earnings per share from continuing operations, Basic	$ 4.58	$ 3.07
Earnings per share from continuing operations, Diluted	$ 4.31	$ 2.94